Significant Accounting Policies (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Significant Accounting Policies (Textual)
Monthly deposits rate		8.33%
Description of american depositary share	Each ADS represents 2 ordinary shares of the Company.	Each ADS represents 2 ordinary shares of the Company.